NOTES PAYABLE (Details 1) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
NOTES PAYABLE
2022	$ 1,854	$ 4,209
2023	986	701
2024	339	29
2025	3,462	3,135
2026	358	14
Thereafter	173	688
Total remainder	$ 7,172	$ 8,776